This is filed pursuant to Rule 497(e).
     File Nos.: 33-34001 and 811-06068



SHAREHOLDER SERVICES
Shareholder representatives are available to answer your questions about the status of your account or other Fund matters. Call toll-free (800) 237-5822 or write the Fund, P.O. Box 1520, Secaucus, New Jersey 07096-1520.

YIELDS. For current recorded yield information on the Trust Portfolio, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys: 1 # 1 # 6 0 #.

Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is offered by this prospectus. Four additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by a separate prospectus. The Trust Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income.

The Trust Portfolio offers institutional and corporate investors a convenient and economical way to invest in a managed money market portfolio. The Portfolio is only available through financial intermediaries.

AN INVESTMENT IN THE TRUST PORTFOLIO IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TRUST PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

A "Statement of Additional Information," dated June 29, 1998, which provides a further discussion of certain areas in this prospectus and other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Trust Portfolio at the telephone number or address shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

R This registered service mark used under license from the owner, Alliance Capital Management L.P.

CONTENTS
EXPENSE INFORMATION                          2
FINANCIAL HIGHLIGHTS                         2
INTRODUCTION                                 3
INVESTMENT OBJECTIVES AND POLICIES           3
PURCHASE AND REDEMPTION OF SHARES            5
ADDITIONAL INFORMATION                       5

Bidwell & Company
CASH MANAGEMENT SERVICES

PROSPECTUS
JUNE 29, 1998

ALLIANCE INSTITUTIONAL RESERVES
- TRUST PORTFOLIO

209 S.W. OAK STREET
PORTLAND, OR  97204-2791
(800) 547-6337

MEMBER NASD, SIPC


EXPENSE INFORMATION
SHAREHOLDER TRANSACTION EXPENSES
The Trust Portfolio has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets, net of expense reimbursement or fee waiver)
  Management Fees                                                          .43%
  Other Expenses                                                           .07%
  Total Fund Operating Expenses                                            .50%

EXAMPLE
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
  You would pay the following expenses
    on a $1,000 investment, assuming a
    5% annual return (cumulatively
    through the end of each time period):   $5        $16       $28       $63

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Trust Portfolio will bear directly and indirectly. The expenses listed in the table are net of voluntary expense reimbursements and voluntary fee waivers. The estimated expenses, before voluntary expense reimbursements or fee waiver, would be:
Management Fee--.45%, Other Expenses--.07% and Total Fund Operating Expenses--.52%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                                          NOVEMBER 16,
                                                                                                             1992(A)
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED      THROUGH
                                            APRIL 30,    APRIL 30,    APRIL 30,    APRIL 30,    APRIL 30,    APRIL 30,
                                                1998         1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment income                          .0523        .0492        .0527        .0479        .0309       0.0144

LESS: DIVIDENDS
Dividends from net investment income          (.0523)      (.0492)      (.0527)      (.0479)      (.0309)     (0.0144)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net asset
value(b)                                        5.37%        5.04%        5.41%        4.91%        3.14%        3.21%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $ 390.5      $ 175.7      $ 170.1      $ 109.2       $ 36.8        $ 5.3

RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers and reimbursements      .49%         .50%         .50%         .49%         .14%          -0-
Expenses, before waivers and reimbursements      .54%         .57%         .60%         .75%        1.23%        0.45%(c)
Net investment income(d)                        5.23%        4.93%        5.28%        5.31%        3.15%        3.17%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.

From time to time the Trust Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further information about the Fund's performance is contained in the Fund's annual report to shareholders and the Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.


2


INTRODUCTION
The Trust Portfolio invests in a diversified portfolio of money market securities. The Trust Portfolio is designed for institutional and corporate investors who can benefit from money market income and who are clients of financial intermediaries. Investors in the Trust Portfolio avoid certain administrative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Trust Portfolio can have a maturity exceeding 397 days, and the average maturity of the Trust Portfolio cannot exceed 90 days.

INVESTMENT OBJECTIVES AND POLICIES
The investment objectives of the Trust Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of 397 days or less. While neither this policy, the investment objectives, nor the "other fundamental investment policies" described below may be changed for the Trust Portfolio without shareholder approval, the nonfundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that the Portfolio's objectives will be achieved.

The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity requirements imposed by the Rule. A more detailed description of Rule 2a-7 is set forth in the Trust Portfolio's Statement of Additional Information under "Investment Objectives and Policies."

MONEY MARKET SECURITIES
The money market securities in which the Trust Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by U.S. or foreign companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Trust Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Trust Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

The Trust Portfolio will not maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Restricted securities that are determined by the Adviser to be liquid in accordance with procedures


3


adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in
Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to such illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio, deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

The Trust Portfolio may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. The Trust Portfolio follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

To the extent the Trust Portfolio purchases money market instruments issued by foreign entities, consideration will be given to the domestic marketability of such instruments, and possible interruptions of, or restrictions on, the flow of international currency transactions.

The Trust Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Trust Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES
To maintain portfolio diversification and reduce investment risk, the Trust Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits; (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Trust Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings. To the extent that these limitations are more permissive than Rule 2a-7, the Trust Portfolio will comply with the more restrictive provisions of the Rule.

As a matter of operating policy, the Trust Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Trust Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.


4


PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS
Instruct Bidwell & Company to use Alliance Institutional Reserves (the "Fund") in conjunction with your brokerage account. Contact Bidwell & Company for the current minimum balance requirement.

SUBSEQUENT INVESTMENTS

A.  BY CHECK THROUGH BIDWELL & COMPANY
Mail or deliver your check made payable to Bidwell &Company who will deposit it into the Fund. Please indicate your account number on the check.

REDEMPTIONS

A.  BY CONTACTING BIDWELL & COMPANY
Instruct Bidwell &Company to make a withdrawal from your Fund account to purchase securities or to make payment to you by check.

B.  BY CHECK WRITING
With this service, you may write checks made payable to any payee. You can write as many checks as you need against your cash balances with no minimum check amount. You may access available funds as well as borrow against available equity in your margin account at any time. An approved margin agreement is required to borrow against the equity in your account. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

C.  BY SWEEP
Bidwell & Company offers automatic daily sweep of funds between your brokerage account and money fund account, subject to the minimum balance requirement.

ADDITIONAL INFORMATION

CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written notice to Alliance Institutional Reserves, Inc.--Trust Portfolio, P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

Proceeds from any subsequent redemption by you of Trust Portfolio shares that were purchased by check will not be forwarded to you until the Trust Portfolio is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

SHARE PRICE. Shares of the Trust Portfolio are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of the Trust Portfolio's shares is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of the Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

TIMING OF INVESTMENTS AND REDEMPTIONS. The Trust Portfolio has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) and


5


Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. (Eastern time) on that day.

Redemption proceeds are normally wired the same business day if a redemption request is received prior to 4:00 p.m. (Eastern time), but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Trust Portfolio is determined each business day at 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of the Trust Portfolio in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

The Trust Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

Distributions out of taxable interest income, other investment income and short-term capital gains are taxable as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held the shares.

YEAR 2000. Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Adviser, Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's Custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

THE ADVISER. The Trust Portfolio retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105, under an Advisory Agreement to provide investment advice and, in general, to supervise its management and investment program, subject to the general control of the Directors of the Fund. For the fiscal year ended April 30, 1998, the Trust Portfolio paid the Adviser at an annual rate of .40 of 1% of the average daily value of its net assets, net of reimbursements.

The Adviser has undertaken until, at its request, the Trust Portfolio notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which approximately $98 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Adviser comprising 121 separate investment portfolios currently have over three million shareholder accounts. As of March 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the Fortune 100 companies.

Alliance Capital Management Corporation, the sole general partner of and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life


6


insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

SHAREHOLDER SERVICING AGENT. The shareholder servicing agent is responsible for shareholder account and administrative servicing functions. Such responsibilities may include, among other things, answering shareholder inquiries regarding account status and history and the manner in which purchases and redemptions of Trust Portfolio shares may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records as may be requested from time to time by the Trust Portfolio; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholder orders to purchase or redeem shares; verifying shareholder signatures on checkwriting drafts in connection with redemption orders, transfers among and changes in shareholder-designated accounts; providing periodic statements showing a shareholder's account balances; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the shareholder servicing agent) monthly and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Trust Portfolio or a shareholder may reasonably request.

For the services provided, the shareholder servicing agent may receive a fee for services performed.

CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

FUND ORGANIZATION. The Trust Portfolio is a series of the Fund. The Trust Portfolio is one of five series of the Fund; shares of the other series, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Trust Portfolio's activities are supervised by its Board of Directors. Shareholders of each Portfolio are entitled to one vote per share and vote as a single series on matters that affect all series in substantially the same manner.

Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.


7